Business Combinations	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Business Combinations	Business Combinations
Acquisition of Admetricks SpA
In March 2024, the Company entered into a Share Purchase Agreement pursuant to which it acquired all of the outstanding shares of Admetricks SpA (“Admetricks”), a company incorporated under the laws of Chile. Admetricks is a provider of software services that provide estimates of competitor ad spending and results along with planning and budgeting for media campaigns. The purchase consideration included a cash amount of $4,435, subject to working capital and other customary closing adjustments. In addition, the Company shall pay an amount of up to $2,135 for the retention of certain executives and employees of Admetricks for a period of up to two years following the acquisition, which will be recognized as compensation expenses over the requisite service period. During the year ended December 31, 2024, the Company recognized $1,092 relating to such retention payments.
The fair value of the assets acquired and liabilities assumed for the acquisition of Admetricks were based on preliminary calculations and valuations, and the estimates and assumptions for this acquisition are subject to change as the Company obtains additional information during the respective measurement period up to one year from the acquisition date. The following summarizes the preliminary purchase price allocation of the acquisition of Admetricks:

Fair Value
Total consideration paid	$4,095
Add: Deferred payment	340
Total consideration	$4,435

Identifiable assets acquired, net of liabilities
Cash and cash equivalents	$262
Accounts receivable	381
Other current assets	25
Property and equipment	18
Technology (1)	311
Customer relationships (2)	570
Brand name (3)	352
Goodwill (4)	3,291
Trade and other payables	(92)
Deferred revenue	(531)
Deferred tax liabilities, net	(152)
Total identifiable assets acquired, net of liabilities	$4,435
(1) In assessing the value of the technology, the Company used an income approach. The technology’s economic useful life was estimated at approximately 2 years and is amortized using the straight-line method.
(2) In assessing the value of the customer relationships, the Company used an income approach. The economic useful life of the customer relationships was estimated at approximately 6 years and is amortized using the straight-line method.
(3) In assessing the value of the brand name, the Company used an income approach. The brand name’s economic useful life was estimated at approximately 4 years and is amortized using the straight-line method.
(4) The goodwill is primarily attributable to expected synergies and knowledge base resulting from the acquisition. The goodwill is not deductible for tax purposes.
The Company incurred approximately $163 of expenses relating to the acquisition, which were recorded in general and administrative expenses for the year ended December 31, 2024.
Pro forma results of the Admetricks acquisition have not been presented because they are not material to the Company’s consolidated financial statements. The results of operations of Admetricks have been included in the consolidated financial statements since the acquisition date of March 4, 2024. Admetricks revenue and net loss included in the Company’s statements of comprehensive income (loss) from March 4, 2024, through December 31, 2024, were immaterial.
Acquisition of 42matters AG
In July 2024, the Company entered into a Share Purchase Agreement pursuant to which it acquired all of the outstanding shares of 42matters AG (“42 matters”), a company incorporated under the laws of Switzerland. 42matters is a prominent app intelligence company which provides advanced solutions across app store data, app engagement data, and mobile SDK data. The purchase consideration included a cash amount of $12,780, subject to working capital and other customary closing adjustments.
The fair value of the assets acquired and liabilities assumed for the acquisition of 42matters were based on preliminary calculations and valuations, and the estimates and assumptions for this acquisition is subject to change as the Company obtains additional information during the respective measurement period up to one year from the acquisition date. The following summarizes the preliminary purchase price allocation of the acquisition of 42matters:

Fair Value
Total consideration	$12,780

Cash and cash equivalents	$1,199
Accounts receivable	597
Other current assets	94
Technology (1)	927
Customer relationships (2)	2,684
Brand name (3)	810
Goodwill (4)	9,111
Trade and other payables	(572)
Deferred revenue	(1,594)
Deferred tax liabilities, net	(476)
Total identifiable assets acquired, net of liabilities	$12,780
(1) In assessing the value of the technology, the Company used an income approach. The technology’s economic useful life was estimated at approximately 2 years and is amortized using the straight-line method.
(2) In assessing the value of the customer relationships, the Company used an income approach. The economic useful life of the customer relationships was estimated at approximately 5 years and is amortized using the straight-line method.
(3) In assessing the value of the brand name, the Company used an income approach. The brand name’s economic useful life was estimated at approximately 3 years and is amortized using the straight-line method.
(4) The goodwill is primarily attributable to expected synergies and knowledge base resulting from the acquisition. The Company estimates that the goodwill is not deductible for tax purposes.
The Company incurred approximately $242 of expenses relating to the acquisition, which were recorded in general and administrative expenses for the year ended December 31, 2024.
Pro forma results of the 42Matters acquisition have not been presented because they are not material to the Company’s consolidated financial statements. The results of operations of 42Matters have been included in the consolidated financial statements since the acquisition date of July 1, 2024. 42Matters revenue and net loss included in the Company’s statements of comprehensive income (loss) from July 1, 2024, through December 31, 2024, were immaterial.